EMPLOYEE BENEFIT PLANS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
Minimum age required to be eligible to participate in the 401(k) plan			21 years		21 years
Expenses accrued relating to employer matching contributions	$ 348	$ 318	$ 973	$ 1,029	$ 1,324	$ 1,042	$ 1,276